Share Capital	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Share Capital

6. SHARE CAPITAL

The Company’s common stock is issued at a $0.001 par value. 75,000,000 shares have been authorized. As at March 31, 2018, 11,600,000 shares were issued and outstanding (December 31, 2017 – 11,600,000).

On March 12 and 19, 2018, we completed private placements of an aggregate of 9,113,659 subscription receipts at a price of $0.60 per subscription receipt for aggregate gross proceeds of $5,468,195. In the event of the occurrence of the escrow release condition (as defined below), each subscription receipt will automatically convert into one share of our common stock, for no additional consideration. The subscription amounts will be held by an escrow agent until the escrow release condition. The escrow release condition is the receipt by our company of conditional approval for the listing of the shares of our common stock on a Canadian stock exchange. In the event that the escrow release condition is satisfied prior to 5:00 p.m. (Vancouver time) on May 31, 2018, we will deliver a notice to the escrow agent confirming the escrow release condition has been satisfied. Upon receipt of the notice, the escrow agent will, as soon as practicable thereafter, release the subscription amounts to our company and each subscription receipt will automatically convert into one share of our common stock without payment of any additional consideration. If the escrow release condition is not satisfied by 5:00 p.m. (Vancouver time) on May 31, 2018 or if we deliver a written default notice to the escrow agent that the escrow release condition will not be satisfied by that time, the subscription receipts will expire and be of no further force and effect, effective as of the earlier of (i) 5:00 p.m. (Vancouver time) on May 31, 2018 and (ii) the date of the receipt of the default notice, and the subscribers will be entitled to receive from the escrow agent a refund of the subscription amounts held in escrow, without interest and less applicable expenses. In connection with the closing of the private placements, we paid cash finder’s fees in the aggregate amount of $29,400 and we agreed to issue 160,865 shares of our common stock at a deemed price of $0.60 per share as the finder’s fee, which will be issued only if the subscription receipts are converted into shares of our common stock.

In connection with this private placement, the Company agreed with each subscriber who purchased these Subscription Receipts to prepare and file a registration statement with respect to 50% of the Shares issuable upon conversion of the Subscription Receipts with the United States Securities and Exchange Commission within 90 days following the closing of the private placement and agreed to use commercially reasonable efforts to have the registration statement declared effective by the United States Securities and Exchange Commission as soon as possible after filing.

None of the securities issued in the private placement have been registered under the United States Securities Act of 1933, as amended (the “1933 Act”), and none of them may be offered or sold in the United States absent registration or an applicable exemption from the registration requirements of the 1933 Act.

7. SHARE CAPITAL

The Company’s common stock is issued at a $0.001 par value. 75,000,000 shares have been authorized. As at December 31, 2017, 11,600,000 shares were issued and outstanding (2016 – 6,000,000).

On October 30, 2017, the Company entered into a private placement subscription agreement with 35 subscribers, pursuant to which it issued an aggregate of 5,600,000 shares of common stock of the Company at a price of $0.10 per share for aggregate gross proceeds of $560,000.